SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


EFFECTIVE FEBRUARY 11, 2008, PLEASE REMOVE ALL REFERENCES TO WILLIAM V. SIMON.


EFFECTIVE MARCH 1, 2008, PLEASE REMOVE ALL REFERENCES TO EUGENE P. STEIN.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE FIRST BULLET IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of AIM's Domestic Growth Investment Management
          Unit, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING AFTER THE SECOND BULLET:

     o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated AIM and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on AIM's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.


EFFECTIVE MARCH 1, 2008, FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH:

     Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 11, 2008, FOR THE JNL/S&P 4 FUND IN THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH AND THE TWO BULLETS THAT FOLLOW IN THEIR ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.




This Supplement is dated February 8, 2008.


(To be used with VC3656  05/07,  VC3657  05/07,  NV3174CE  05/07,  NV3784 05/07,
VC5526 05/07, NV5526 05/07, and FVC4224FT 05/07.)

                                                                 CMV0578 02/08

               SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


EFFECTIVE FEBRUARY 11, 2008, PLEASE REMOVE ALL REFERENCES TO WILLIAM V. SIMON.


EFFECTIVE MARCH 1, 2008, PLEASE REMOVE ALL REFERENCES TO EUGENE P. STEIN.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE FIRST BULLET IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of AIM's Domestic Growth Investment Management
          Unit, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING AFTER THE SECOND BULLET:

     o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated AIM and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on AIM's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.


EFFECTIVE MARCH 1, 2008, FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH:

     Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 11, 2008, FOR THE JNL/S&P 4 FUND IN THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH AND THE TWO BULLETS THAT FOLLOW IN THEIR ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.




This Supplement is dated February 8, 2008.


(To be used with VC4224 12/07, VC5869 12/07, VC5890 12/07, VC3723 12/07, NV4224
12/07, NV5869 12/07, and NV5890 12/07.)

                                                                 CMV0579 02/08

               SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


EFFECTIVE FEBRUARY 11, 2008, PLEASE REMOVE ALL REFERENCES TO WILLIAM V. SIMON.


EFFECTIVE MARCH 1, 2008, PLEASE REMOVE ALL REFERENCES TO EUGENE P. STEIN.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE FIRST BULLET IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of AIM's Domestic Growth Investment Management
          Unit, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING AFTER THE SECOND BULLET:

     o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated AIM and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on AIM's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.


EFFECTIVE MARCH 1, 2008, FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH:

     Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 11, 2008, FOR THE JNL/S&P 4 FUND IN THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH AND THE TWO BULLETS THAT FOLLOW IN THEIR ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.



This Supplement is dated February 8, 2008.


(To be used with VC5995 12/07.)

                                                                  CMV0580 02/08

               SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable life product(s).


EFFECTIVE MARCH 1, 2008, PLEASE REMOVE ALL REFERENCES TO EUGENE P. STEIN.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT," PLEASE DELETE THE FIRST BULLET IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of AIM's Domestic Growth Investment Management
          Unit, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT," PLEASE ADD THE FOLLOWING AFTER THE SECOND BULLET:

     o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated AIM and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on AIM's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.


EFFECTIVE MARCH 1, 2008, FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT," PLEASE ADD THE FOLLOWING PARAGRAPH:

     Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.




This Supplement is dated February 8, 2008.

(To be used with VC5825 05/07, VC5884 05/07, VC5885 05/07 and NV5825 05/07.)

                                                                  CMU0581 02/08

               SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

EFFECTIVE MARCH 1, 2008, PLEASE REMOVE ALL REFERENCES TO EUGENE P. STEIN.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE FIRST BULLET IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of AIM's Domestic Growth Investment Management
          Unit, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING AFTER THE SECOND BULLET:

     o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated AIM and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on AIM's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.


EFFECTIVE MARCH 1, 2008, FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH:

     Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY.

This Supplement is dated February 8, 2008.

(To be used with HR105 05/07 and VC2440 05/07.)

                                                                  CMV0582 02/08

                        SUPPLEMENT DATED FEBRUARY 8, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE FEBRUARY 11, 2008, PLEASE REMOVE ALL REFERENCES TO WILLIAM V. SIMON.


EFFECTIVE MARCH 1, 2008, PLEASE REMOVE ALL REFERENCES TO EUGENE P. STEIN.


EFFECTIVE FEBRUARY 8, 2008, ON PAGE 38, FOR JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND, PLEASE DELETE PARAGRAPHS (A) AND (B) IN THEIR ENTIRETY AND REPLACE THEM WITH THE FOLLOWING:

     (a) The Fund will normally invest at least 80% of its assets in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase. In determining market capitalization, the Fund may consider the value of the shares which are publicly traded.

     (b) The Fund may also invest up to 10% at the time of purchase in the securities of developing country issuers.


EFFECTIVE FEBRUARY 11, 2008, ON PAGE 55, UNDER THE SUB-SECTION "TRUSTEES AND OFFICERS OF THE TRUST" PLEASE ADD THE FOLLOWING TO THE END OF THE TABLE:

-------------------------------------------- ------------------------------- ---------------------------------------
                                                    POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                WITH TRUST             NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                                (LENGTH OF TIME SERVED)            TO BE OVERSEEN BY TRUSTEE
-------------------------------------------- ------------------------------- ---------------------------------------
-------------------------------------------- ------------------------------ ----------------------------------------

J. Kevin Kenely (53)                               Vice President                       Not Applicable
1 Corporate Way                                    (2/08 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice President of other Investment Companies advised by the Adviser (2/08 to present); Assistant Vice President - Fund Accounting of the Adviser (2/08 to present); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to
8/07); Director of Spectrum Global Fund Administration LLC (2005 to 2006);
Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Not Applicable

-------------------------------------------------------------------------------------------------------------------


EFFECTIVE FEBRUARY 11, 2008, ON PAGE 55, UNDER THE SUB-SECTION "COMMITTEES OF THE BOARD OF TRUSTEES" PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices, other circumstances requiring determination of fair value of portfolio securities, or pricing errors. Messrs. Nerud, Koors, Kenely and Fredricks (non-voting member) are members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.


EFFECTIVE FEBRUARY 4, 2008, ON PAGE 72, FOR THE JNL/AIM SMALL CAP GROWTH FUND, PLEASE ADD THE FOLLOWING TABLE TO THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":

Clay Manley(1)                                                         Number Of                    Total
                                                                       ACCOUNTS*              ASSETS (MILLIONS)
registered investment companies: .......................                   0                          $0
                                                                 ----------------------    -------------------------
                                                                 ----------------------    -------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 ----------------------    -------------------------
                                                                 ----------------------    -------------------------
other accounts:.........................................                   0                          $0
                                                                 ----------------------    -------------------------
1 Mr. Manley began serving as portfolio manager on the Fund on February 4, 2008.  Information for Mr. Manley has
been provided as of December 31, 2007.


EFFECTIVE FEBRUARY 4, 2008, ON PAGE 74, PLEASE DELETE THE TABLE IN THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/AIM SMALL CAP GROWTH FUND" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

SECURITY OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/AIM SMALL CAP GROWTH FUND**

---------------------------------------- ------------------------ --------------------- --------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                     Juliet S. Ellis       Juan R. Hartsfield       Clay Manley
---------------------------------------- ------------------------ --------------------- --------------------
---------------------------------------- ------------------------ --------------------- --------------------
None                                                X                      X                     X
---------------------------------------- ------------------------ --------------------- --------------------
---------------------------------------- ------------------------ --------------------- --------------------
$1-$10,000
---------------------------------------- ------------------------ --------------------- --------------------
---------------------------------------- ------------------------ --------------------- --------------------
$10,001-$50,000
---------------------------------------- ------------------------ --------------------- --------------------
---------------------------------------- ------------------------ --------------------- --------------------
$50,001-$100,000
---------------------------------------- ------------------------ --------------------- --------------------
---------------------------------------- ------------------------ --------------------- --------------------
$100,001-$500,000
---------------------------------------- ------------------------ --------------------- --------------------
---------------------------------------- ------------------------ --------------------- --------------------
$500,001-$1,000,000
---------------------------------------- ------------------------ --------------------- --------------------
---------------------------------------- ------------------------ --------------------- --------------------
Over $1,000,000
---------------------------------------- ------------------------ --------------------- --------------------

** Shares of the Funds may only be purchased by insurance company separate accounts and certain qualified retirement plans. Accordingly, no portfolio manager may invest in Funds directly.


EFFECTIVE MARCH 1, 2008, ON PAGE 79, FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, PLEASE DELETE THE TABLES IN THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST" IN THEIR ENTIRETY AND REPLACE THEM WITH THE FOLLOWING:

JNL/Capital Guardian Global Balanced Fund

--------------------------------------------------------------------------------------------------------------------
                           CAPITAL GUARDIAN'S OTHER ACCOUNTS MANAGED AS OF JUNE 30, 2007
--------------------------------------------------------------------------------------------------------------------
   Portfolio Managers   The number of other accounts managed by each
                        portfolio manager within each category below and the
                        total assets in the accounts managed within each
                        category below
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                         REGISTERED INVESTMENT COMPANIES    OTHER POOLED INVESTMENT        OTHER ACCOUNTS(3,4)
                                 (1) VEHICLES(2)
--------------------------------------------------------------------------------------------------------------------
-------------------------
                           Number of      Total Assets      Number of    Total Assets   Number of    Total Assets
                            Accounts      (in billions)     Accounts     (in billions)   Accounts    (in billions)
--------------------------------------------------------------------------------------------------------------------
Brett, Mark                    0               $-               4           $0.79           28           $6.63
--------------------------------------------------------------------------------------------------------------------
-------------------------
Cronin, Christine              2              0.83              5            1.08           21           8.80
--------------------------------------------------------------------------------------------------------------------
-------------------------
Dalzell, Mark                  4              41.52             3            0.53           19           6.17
--------------------------------------------------------------------------------------------------------------------
-------------------------
Ericksen, Michael              11             5.49             20           19.06          312          109.99
--------------------------------------------------------------------------------------------------------------------
-------------------------
Fisher, David                  24             25.57            30           48.06          287          103.13
--------------------------------------------------------------------------------------------------------------------
-------------------------
Harrer, Laurentius             0                -               8            2.15           31           8.88
--------------------------------------------------------------------------------------------------------------------
-------------------------
Havas, Richard                 11             4.18             22           36.04          188           74.23
--------------------------------------------------------------------------------------------------------------------
-------------------------
Kyle, Nancy                    11             4.18             17           33.39          146           56.86
--------------------------------------------------------------------------------------------------------------------
-------------------------
Locke, Michael                 2              0.83              9            1.21           11           4.03
--------------------------------------------------------------------------------------------------------------------
-------------------------
Neithart, Robert               1              4.85              4            1.53           17           5.23
--------------------------------------------------------------------------------------------------------------------
-------------------------
Sauvage, Lione                 11             4.18             23           44.10          285          106.96
--------------------------------------------------------------------------------------------------------------------
-------------------------
Sikorsky, Nilly                11             4.18             23           42.09          379          134.97
--------------------------------------------------------------------------------------------------------------------
-------------------------
Staehelin, Rudolf              11             4.18             21           41.98          268           93.33
--------------------------------------------------------------------------------------------------------------------
-------------------------
Wilson, Alan                   14             8.57              8            2.59           97           28.53
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                             CAPITAL GUARDIAN'S FEE BASED ACCOUNTS AS OF JUNE 30, 2007
--------------------------------------------------------------------------------------------------------------------
   Portfolio Managers   The number of accounts and the total assets in
                        the accounts managed by each portfolio manager with
                        respect to which the advisory fee is based on the
                        performance of the account.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                         REGISTERED INVESTMENT COMPANIES    OTHER POOLED INVESTMENT        OTHER ACCOUNTS(3,4)
                                 (1) VEHICLES(2)
--------------------------------------------------------------------------------------------------------------------
-------------------------
                           Number of    Total Assets (in    Number of    Total Assets   Number of    Total Assets
                            Accounts        billions)       Accounts    (in billions)    Accounts    (in billions)
--------------------------------------------------------------------------------------------------------------------
Brett, Mark                    0               $-               0             $-            2            $0.51
--------------------------------------------------------------------------------------------------------------------
-------------------------
Cronin,                        0                -               0             -             3            0.69
Christine
--------------------------------------------------------------------------------------------------------------------
-------------------------
Dalzell,
Mark                           0                -               0             -             3            0.69
--------------------------------------------------------------------------------------------------------------------
-------------------------
Ericksen,
Michael                        0                -               0             -             37           22.04
--------------------------------------------------------------------------------------------------------------------
-------------------------
Fisher,
David                          1              1.16              0             -             9            5.06
--------------------------------------------------------------------------------------------------------------------
-------------------------
Harrer,
Laurentius                     0                -               0             -             3            0.69
--------------------------------------------------------------------------------------------------------------------
-------------------------
Havas, Richard                 1              1.16              0             -             8            3.11
--------------------------------------------------------------------------------------------------------------------
-------------------------
Kyle,
Nancy                          1              1.16              0             -             5            2.54
--------------------------------------------------------------------------------------------------------------------
-------------------------
Locke, Michael                 0                -               0             -             0              -
--------------------------------------------------------------------------------------------------------------------
-------------------------
Neithart, Robert               0                -               0             -             0              -
--------------------------------------------------------------------------------------------------------------------
-------------------------
Sauvage,
Lionel                         1              1.16              0             -             23           12.07
--------------------------------------------------------------------------------------------------------------------
-------------------------
Sikorsky,
Nilly                          1              1.16              0             -             46           25.90
--------------------------------------------------------------------------------------------------------------------
-------------------------
Staehelin, Rudolf              1              1.16              0             -             21           12.82
--------------------------------------------------------------------------------------------------------------------
-------------------------
Wilson,
Alan                           0                -               0             -             4            2.69
--------------------------------------------------------------------------------------------------------------------

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at Capital Guardian or companies affiliated with Capital Guardian. Personal brokerage accounts of portfolio manager and their families are not reflected.


EFFECTIVE MARCH 1, 2008, ON PAGE 83, PLEASE DELETE THE FIRST TABLE IN THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
SECURITY OWNERSHIP OF PORTFOLIO     Michael R.   David I.     Nancy J.     Lionel M.      Nilly      Rudolf M.     Alan J.
MANAGERS                             Ericksen      Fisher       Kyle        Sauvage     Sikorsky     Staehelin     Wilson
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
None                                    X            X            X            X            X            X            X
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
$1-$10,000
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
$10,001-$50,000
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
$50,001-$100,000
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
$100,001-$500,000
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
$500,001-$1,000,000
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------
Over $1,000,000
---------------------------------- ------------- ----------- ------------ ------------ ------------ ------------ ------------


EFFECTIVE FEBRUARY 8, 2008, ON PAGE 164, PLEASE DELETE THE SECOND PARAGRAPH OF THE SECTION ENTITLED "PROXY VOTING FOR SECURITIES HELD BY THE FUNDS" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson's website at WWW.JNL.COM or Jackson NY's website at WWW.JNLNY.COM, and (3) on the Securities and Exchange Commission's website at WWW.SEC.GOV.



This Supplement is dated February 8, 2008.


(To be used with V3180 Rev. 12/07.)
                                                                 CMX0577 02/08